Segmental analysis - Adjusted profit reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Profit before tax	$ 8,777	$ 13,347	$ 19,890
– impairment of goodwill and other intangible assets	(41)	(7,349)	0
– impairment of goodwill (share of profit in associates and joint ventures)	(462)	0	0
Impairment loss recognised in profit or loss, goodwill	41	7,349	0
Goodwill | The Saudi British Bank
Disclosure of operating segments [line items]
– impairment of goodwill and other intangible assets	462
Impairment loss recognised in profit or loss, goodwill	(462)
Computer software
Disclosure of operating segments [line items]
Impairment loss intangible assets	1,347
Significant items
Disclosure of operating segments [line items]
Profit before tax	(3,372)	(8,924)	(1,828)
– customer redress programmes (revenue)	(21)	(163)	53
– disposals, acquisitions and investment in new businesses (revenue)	(10)	768	(113)
– fair value movements on financial instruments	264	84	(100)
– restructuring and other related costs (revenue)	(170)	0	0
– costs of structural reform	0	(158)	(361)
– customer redress programmes (operating expenses)	54	(1,281)	(146)
– disposals, acquisitions and investment in new businesses (operating expenses)	0	0	(52)
– impairment of goodwill and other intangible assets	(1,090)	(7,349)	0
– past service costs of guaranteed minimum pension benefits equalisation	(17)	0	(228)
– restructuring and other related costs (operating expenses)	(1,908)	(827)	(66)
– settlements and provisions in connection with legal and other regulatory matters	(12)	61	(816)
– currency translation on significant items		(59)	1
Impairment loss tangible assets	197
Impairment loss recognised in profit or loss, goodwill	1,090	7,349	0
Significant items | Computer software
Disclosure of operating segments [line items]
Impairment loss intangible assets	189
Corporate And Reconciling Items
Disclosure of operating segments [line items]
Profit before tax		122	519
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Profit before tax		$ 22,149	$ 21,199